Jan. 28, 2021
Class A C S I N T Shares | Janus Henderson Global Equity Income Fund
Janus Henderson Global Equity Income Fund
Investment Objectives
Janus Henderson Global Equity Income Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 148 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
If Shares are redeemed
If Shares are not redeemed
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227 % of the average value of its portfolio.
Principal investment strategies
The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of income-producing equity securities, such as common and preferred dividend-paying stocks. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity are located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries.In selecting investments, the portfolio managers primarily seek to identify companies with attractive long-term business prospects that generate cash and produce attractive levels of dividend income, and which are, in the opinion of the portfolio managers, undervalued or inexpensive relative to other similar investments. Security selection will be based upon an analysis of a broad range of metrics, including price to earnings ratios, balance sheet strength, valuation relative to asset values, return on equity, and a particular focus on cash flow generation and ability to service growing dividend streams in the medium term.For its investments in common stocks, the Fund seeks to invest in securities that the portfolio managers believe have the potential for growth of income and capital over time. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based on changing market conditions. The Fund may also invest in derivatives, equity real estate investment trusts (“REITs”) and preferred stocks.Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, the portfolio managers believe that focusing on income-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks with a market capitalization greater than $3 billion (stocks of well-established, undervalued companies that the portfolio managers believe offer the potential for income and long-term capital appreciation). The portfolio managers may, however, invest in smaller and less seasoned issuers.The Fund may seek to enhance the level of dividend income it receives by engaging in regional rotation trading. In a regional rotation trade, the Fund would sell a stock that has declared its dividend and no longer trades with an entitlement to the dividend, and purchase a stock in another region that is about to declare a dividend. By entering into a series of such trades, the Fund seeks to augment the amount of dividend income it receives over the course of a year.The Fund has no limits on the geographic asset distribution of its investments, but the Fund does not expect to invest more than 25% of its assets in securities of companies based in emerging markets. The Fund may invest in companies domiciled in any country that the portfolio managers believe to be appropriate to the Fund’s objectives. The Fund may, under unusual circumstances, invest in a single country or a limited number of countries. The Fund may invest in companies of any market capitalization.The Fund will generally consider selling a security when, in the portfolio managers’ opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises or if it has become overvalued. Also, the Fund may consider selling a security as part of the Fund’s regional rotation trading strategy.The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward currency contracts to offset risks associated with currency exposure.The Fund may engage in active and frequent trading to achieve its investment objectives, and the Fund’s regional rotation strategy may increase the rate of portfolio turnover. In addition, frequently purchasing stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payment of the next dividend) increases the amount of trading costs the Fund will incur and the potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading. The Fund’s portfolio turnover rate may be 100% or more. The Fund does not limit its investments to companies of any particular size. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or securities.The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a global, income-producing equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and other pandemics, including the COVID-19 outbreak) adversely interrupt the global economy and financial markets.Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks. The Fund’s investments inemerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income.Value Investing Risk. The Fund may invest in value stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.Emerging Markets Risk. The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2020 , approximately 9.6% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage.Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Fund may use derivatives, including forward currency contracts, for hedging purposes. Hedgingwith derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown for periods prior to June 5, 2017, are those of Henderson Global Equity Income Fund (the “Predecessor Fund”). The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on November 30, 2006. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively. Class S Shares and Class T Shares of the Fund commenced operations on June 5, 2017.•The performance shown for Class A Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund and is calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.•The performance shown for Class C Shares for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund and is calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.•The performance shown for Class I Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund and is calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance shown for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.•The performance shown for Class N Shares for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance shown for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.•The performance shown for Class S Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.•The performance shown for Class T Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.Returns of the Fund will be different from the Predecessor Fund as they have different expenses.The bar chart depicts the change in performance from year to year during the periods indicated.The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class A Shares (calendar year-end)
Best Quarter:4th Quarter 202013.94%Worst Quarter:1st Quarter 2020– 22.74%
Average Annual Total Returns (periods ended 12/31/20)
The Fund’s primary benchmark index is the MSCI World Index. The Fund also compares its performance to the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index. The indices are described below.•The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.•The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class A Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class A Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.